Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
8. ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables summarize the changes in Accumulated Other Comprehensive Income (Loss) (“OCI”) for 2013:

			Foreign
	Cash Flow(a)	Pension(a)	Currency
(in thousands)	Hedges	Items	Items	Total
Balance as of December 31, 2012	$35	$(12,062)	$7,442	$(4,585)
Other comprehensive income before reclassifications	(212)	3,180	5,427	8,395
Amounts reclassified from OCI	78	2,114	—	2,192
Balance as of December 31, 2013	$(99)	$(6,768)	$12,869	$6,002
(a) Cash Flow Hedges and Pension Items are net of tax.

See Note 7, Retirement Plans, for more information on the pension items reclassified out of OCI and into Selling and Administrative expenses in the Statement of Earnings during 2013. See Note 5, Derivative Instruments and Hedging Activity, for additional information on the Company’s cash flow hedges.